Schedule - Unaudited Condensed Financial Information of the Parent Company - Schedule of Operations and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operations and Comprehensive Income [Line Items]
REVENUES, NET
COSTS OF REVENUES	1,652	184,617	8,188
GROSS LOSS	(1,652)	(184,617)	(8,188)
OPERATING EXPENSES	1,774,494	6,339,405	3,578,664
LOSS FROM OPERATIONS	(1,776,146)	(6,524,022)	(3,586,852)
OTHER EXPENSES	(5,039)	(87,468)	(2,403,412)
LOSS BEFORE EQUITY LOSS IN SUBSIDIARIES AND VIE	(1,781,185)	(6,611,490)	(5,990,264)
Equity loss in subsidiaries and VIE	(9,995,251)	(17,621,090)	(16,646,358)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(11,776,436)	(24,232,580)	(22,636,622)
Foreign currency translation adjustment
COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$ (11,776,436)	$ (24,232,580)	$ (22,636,622)